CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACT LIABILITIES
Schedule of Contracts liabilities
	December 31,	December 31,
	2022	2021

Contract liabilities - course fees	$7,520,859	-
Contract liabilities - tailored job readiness training services	251,368	-
Contract liabilities - overseas study consulting services	-	291,833
Total	$7,772,227	$291,833